Shareholders' Deficit - Schedule of Warrants Exercise Price Range (Details) (10K) - Warrant [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Range of exercise prices, lower limit	$ 0.0188
Range of exercise prices. upper limit	$ 1.00
Number of warrants outstanding | shares	61,807,992
Weighted average remaining contractual life	3 years 3 months 26 days
Weighted average exercise price	$ 0.313
Number of warrants exercisable | shares	61,807,992
Weighted average exercise price exercisable	$ 0.313
Price Range 1 [Member]
Range of exercise prices, lower limit	0.0165
Range of exercise prices. upper limit	$ 0.0469
Number of warrants outstanding | shares	15,019,850
Weighted average remaining contractual life	3 years 5 months 9 days
Weighted average exercise price	$ 0.033
Number of warrants exercisable | shares	15,019,850
Weighted average exercise price exercisable	$ 0.033
Price Range 2 [Member]
Range of exercise prices, lower limit	0.0508
Range of exercise prices. upper limit	$ 0.10
Number of warrants outstanding | shares	21,438,396
Weighted average remaining contractual life	3 years 6 months 21 days
Weighted average exercise price	$ 0.075
Number of warrants exercisable | shares	21,438,396
Weighted average exercise price exercisable	$ 0.075
Price Range 3 [Member]
Range of exercise prices, lower limit	0.108
Range of exercise prices. upper limit	$ 0.239
Number of warrants outstanding | shares	6,010,037
Weighted average remaining contractual life	3 years 7 months 6 days
Weighted average exercise price	$ 0.161
Number of warrants exercisable | shares	6,010,037
Weighted average exercise price exercisable	$ 0.161
Price Range 4 [Member]
Range of exercise prices, lower limit	0.25
Range of exercise prices. upper limit	$ 0.48
Number of warrants outstanding | shares	2,862,687
Weighted average remaining contractual life	2 years 6 months 21 days
Weighted average exercise price	$ 0.276
Number of warrants exercisable | shares	2,862,687
Weighted average exercise price exercisable	$ 0.276
Price Range 5 [Member]
Range of exercise prices, lower limit	0.5623
Range of exercise prices. upper limit	$ 1.00
Number of warrants outstanding | shares	16,477,022
Weighted average remaining contractual life	2 years 9 months 7 days
Weighted average exercise price	$ 0.938
Number of warrants exercisable | shares	16,477,022
Weighted average exercise price exercisable	$ 0.938